Line of Credit Arrangement (Details) - Schedule of monte-carlo option pricing model - Monte-Carlo option pricing model [Member]	1 Months Ended	6 Months Ended
	Apr. 26, 2022	Jun. 30, 2022
Line of Credit Arrangement (Details) - Schedule of monte-carlo option pricing model [Line Items]
Expected volatility (%)	72.00%	65.00%
Risk-free interest rate (%)	1.21%	1.72%